Ordinary shares	12 Months Ended
Dec. 31, 2024
Ordinary shares
Ordinary shares

18. Ordinary shares

Upon incorporation, the Company had 1,500,000,000 shares authorized, 1 ordinary share issued and outstanding with a par value of US$0.0001 per share. As of December 31, 2024, the Company had 430,463,797 shares issued, including 361,092,832 Class A ordinary shares, and 69,370,965 Class B ordinary shares. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares. In September 2023, one of the shareholders of the Company converted 27,100,830 Class B Ordinary Shares to Class A Ordinary Shares.

In February 2025, Mr. Daqing (David) Ye, Mr. Caofeng Liu and Mr. Jiayan Lu voluntarily converted all of the Class B ordinary shares beneficially owned by them into Class A ordinary shares. After their conversion and as of April 28, 2025, which is the issuance date of the consolidated financial statements, the Company does not have any outstanding Class B ordinary shares.